13F-HR
1
NONE
dbailey@sturdivant-co.com

0000914975
@rhj7oac
028-4000

03/31/2005

13F-HR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if amendment  [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Sturdivant & Co.
Address:Plaza 1000 at Main Street
	  Suite 200
        Voorhees, NJ 08043

13F File Number:   28-4000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Harvey R. de Krafft
Title: Managing Director and Principal
Phone:  856-751-1331
Signature:, Place, and Date of Signing

       Harvey R. de Krafft        Voorhees, New Jersey     April 22, 2005

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.
[     ] 13F NOTICE.
[     ] 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    51

Form 13F Information Table Value Total:   $56400


FORM 13F INFORMATION TABLE
                        Value   Shares/ Sh/Put/ Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt PrnCall Dscretn ManagersSole Shared None
-------------------------------------------------------------------------------

AIR PRODCOM     009158106    1209   19100SH       Sole                     19100
ALTRIA GCOM     02209S103    2053   31400SH       Sole                     31400
AMERICANCOM     026874107    1491   26900SH       Sole                     26900
AT&T CORCOM     001957505    1039   55400SH       Sole                     55400
BANK OF COM     060505104    1649   37400SH       Sole                     37400
BRISTOL-COM     110122108     751   29500SH       Sole                     29500
CHEVRONTCOM     166764100     606   10400SH       Sole                     10400
CITIGROUCOM     172967101    2337   52000SH       Sole                     52000
COMCAST COM     20030N200    1518   45400SH       Sole                     45400
CONAGRA COM     205887102     540   20000SH       Sole                     20000
CONOCOPHCOM     20825C104    1531   14200SH       Sole                     14200
DOMINIONCOM     25746U109    1213   16300SH       Sole                     16300
DOW CHEMCOM     260543103     992   19900SH       Sole                     19900
EXELON CCOM     30161N101    1335   29100SH       Sole                     29100
EXXON MOCOM     30231G102    2992   50200SH       Sole                     50200
FREDDIE COM     313400301     556    8800SH       Sole                      8800
GENERAL COM     369604103    1341   37200SH       Sole                     37200
GOLDMAN COM     38141G104     913    8300SH       Sole                      8300
HARTFORDCOM     416515104    1186   17300SH       Sole                     17300
HCA INC COM     404119109     975   18200SH       Sole                     18200
HEWLETT-COM     428236103    1602   73000SH       Sole                     73000
HOME DEPCOM     437076102     509   13300SH       Sole                     13300
HONEYWELCOM     438516106     558   15000SH       Sole                     15000
INGERSOLCOM     G4776G101     940   11800SH       Sole                     11800
INT'L BUCOM     459200101    1261   13800SH       Sole                     13800
JPMORGANCOM     46625H100    1104   31900SH       Sole                     31900
LOCKHEEDCOM     539830109     611   10000SH       Sole                     10000
MARSH & COM     571748102    1205   39600SH       Sole                     39600
MCDONALDCOM     580135101    1541   49500SH       Sole                     49500
MERCK & COM     589331107    1787   55200SH       Sole                     55200
MICROSOFCOM     594918104    1170   48400SH       Sole                     48400
MORGAN SCOM     617446448     922   16100SH       Sole                     16100
MOTOROLACOM     620076109     563   37600SH       Sole                     37600
NOKIA COCOM     654902204    1196   77500SH       Sole                     77500
NORTHROPCOM     666807102     588   10900SH       Sole                     10900
OCCIDENTCOM     674599105     705    9900SH       Sole                      9900
PFIZER ICOM     717081103    1490   56700SH       Sole                     56700
PITNEY BCOM     724479100    1074   23800SH       Sole                     23800
PROCTER COM     742718109    1007   19000SH       Sole                     19000
RAYTHEONCOM     755111507     662   17100SH       Sole                     17100
SCHERINGCOM     806605101     544   30000SH       Sole                     30000
SONY CORCOM     835699307     940   23500SH       Sole                     23500
TEXAS INCOM     882508104    1297   50900SH       Sole                     50900
TIME WARCOM     887317105     588   33500SH       Sole                     33500
TYCO INTCOM     902124106    1149   34000SH       Sole                     34000
UNION PACOM     907818108    1080   15500SH       Sole                     15500
UNITED TCOM     913017109     701    6900SH       Sole                      6900
VERIZON COM     92343v104     568   16000SH       Sole                     16000
VIACOM ICOM     925524308    1090   31300SH       Sole                     31300
WASHINGTCOM     939322103     889   22500SH       Sole                     22500
WELLS FACOM     949746101     831   13900SH       Sole                     13900